Nature and Continuance of Operations and Going Concern (Details Narrative) (10-K/A) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (64,192,278)	$ (63,924,419)	$ (41,041,844)	$ (50,343,441)	$ (36,839,328)	$ (32,602,628)	$ (30,466,083)	$ (28,488,660)	$ (25,013,420)